Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
U.S. federal statutory rate	(21.00%)	(21.00%)
State taxes, net of federal benefit	(2.00%)	(2.00%)
Permanent differences	0.60%	3.80%
Statutory rate differential - domestic. vs. foreign	1.60%	1.80%
Changes in tax rates	0.00%	2.90%
Other	(1.20%)	(0.60%)
Adjustment in deferred taxes	41.60%	0.00%
Change in valuation allowance	(19.60%)	15.10%
Income tax provision (benefit)	0.00%	0.00%